Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$37,238	$-	$37,238
Obligations of U.S. Government sponsored entities	-	1,096,318	-	1,096,318
Obligations of Puerto Rico, States and political subdivisions	-	54,981	-	54,981
Collateralized mortgage obligations - federal agencies	-	2,367,065	-	2,367,065
Collateralized mortgage obligations - private label	-	2,473	-	2,473
Mortgage-backed securities	-	1,476,077	7,070	1,483,147
Equity securities	3,827	3,579	-	7,406
Other	-	35,573	-	35,573
Total investment securities available-for-sale	$3,827	$5,073,304	$7,070	$5,084,201

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$24,801	$-	$24,801
Collateralized mortgage obligations	-	618	2,499	3,117
Mortgage-backed securities - federal agencies	-	251,046	11,817	262,863
Other	-	21,494	2,240	23,734
Total trading account securities	$-	$297,959	$16,556	$314,515
Mortgage servicing rights	$-	$-	$154,430	$154,430
Derivatives	-	41,935	-	41,935
Total assets measured at fair value on a recurring basis	$3,827	$5,413,198	$178,056	$5,595,081
Liabilities
Derivatives	$-	$(42,585)	$-	$(42,585)
Contingent consideration	-	-	(112,002)	(112,002)
Total liabilities measured at fair value on a recurring basis	$-	$(42,585)	$(112,002)	$(154,587)

At December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$38,668	$-	$38,668
Obligations of U.S. Government sponsored entities	-	985,546	-	985,546
Obligations of Puerto Rico, States and political subdivisions	-	58,728	-	58,728
Collateralized mortgage obligations - federal agencies	-	1,697,642	-	1,697,642
Collateralized mortgage obligations - private label	-	57,792	-	57,792
Mortgage-backed securities	-	2,132,134	7,435	2,139,569
Equity securities	3,465	3,451	-	6,916
Other	-	24,962	-	24,962
Total investment securities available-for-sale	$3,465	$4,998,923	$7,435	$5,009,823

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$90,332	$-	$90,332
Collateralized mortgage obligations	-	737	2,808	3,545
Mortgage-backed securities - federal agencies	-	303,428	21,777	325,205
Other	-	13,212	4,036	17,248
Total trading account securities	$-	$407,709	$28,621	$436,330
Mortgage servicing rights	$-	$-	$151,323	$151,323
Derivatives	-	61,887	-	61,887
Total assets measured at fair value on a recurring basis	$3,465	$5,468,519	$187,379	$5,659,363
Liabilities
Derivatives	$-	$(66,700)	$-	$(66,700)
Contingent consideration	-	-	(99,762)	(99,762)
Total liabilities measured at fair value on a recurring basis	$-	$(66,700)	$(99,762)	$(166,462)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$10,445	$10,445	$(23,972)
Loans held-for-sale[2]	-	-	93,429	93,429	(43,937)
Other real estate owned[3]	-	-	111,425	111,425	(32,783)
Other foreclosed assets[3]	-	-	128	128	(360)
Long-lived assets held-for-sale[4]	-	-	-	-	(123)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$215,427	$215,427	$(101,175)

Year ended December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$95,978	$95,978	$(5,863)
Loans held-for-sale[2]	-	-	83,915	83,915	(30,094)
Other real estate owned[3]	-	-	91,432	91,432	(22,923)
Other foreclosed assets[3]	-	-	377	377	(708)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$271,702	$271,702	$(59,588)

Year ended December 31, 2010

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$204,427	$204,427	$(13,971)
Loans held-for-sale[2]	-	-	671,223	671,223	(342,035)
Other real estate owned[3]	-	-	45,454	45,454	(28,334)
Other foreclosed assets[3]	-	-	73	73	(855)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$921,177	$921,177	$(385,195)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2012
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2012	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Gains (losses) included in earnings	(6)	30	680	(123)	(17,406)	(16,825)	(12,600)	(12,600)
Gains (losses) included in OCI	66	-	-	-	-	66	-	-
Purchases	-	608	6,499	2,116	20,726	29,949	-	-
Sales	-	(250)	(9,824)	(1,834)	(103)	(12,011)	-	-
Settlements	(425)	(697)	(2,104)	(1,955)	(110)	(5,291)	360	360
Transfers into Level 3	-	-	2,405	-	-	2,405	-	-
Transfers out of Level 3	-	-	(7,616)	-	-	(7,616)	-	-
Balance at December 31, 2012	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2012	$-	$23	$(165)	$(333)	$8,130	$7,655	$(13,347)	$(13,347)

Year ended December 31, 2011
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2011	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Initial fair value on acquisition	-	-	-	-	-	-	(688)	(688)
Gains (losses) included in earnings	(7)	21	108	459	(37,061)	(36,480)	(6,080)	(6,080)
Gains (losses) included in OCI	(18)	-	-	-	-	(18)	-	-
Purchases	-	752	13,395	3,263	21,703	39,113	-	-
Sales	-	(341)	(9,956)	(2,449)	-	(12,746)	-	-
Settlements	(299)	(370)	(2,008)	(47)	(226)	(2,950)	-	-
Balance at December 31, 2011	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2011	$-	$7	$133	$698	$(20,188)	$(19,350)	$(6,380)	$(6,380)

Year ended December 31, 2010
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2010	$34,122	$2,787	$223,766	$3,488	$169,747	$433,910	$-	$-
Initial fair value on acquisition	-	-	-	-	-	-	(89,139)	(89,139)
Gains (losses) included in earnings	(8)	1	3,737	(438)	(22,859)	(19,567)	(3,855)	(3,855)
Gains (losses) included in OCI	744	-	-	-	-	744	-	-
Issuances	2,502	-	101	-	-	2,603	-	-
Purchases	-	715	23,451	706	20,019	44,891	-	-
Sales	-	(302)	(48,928)	(896)	-	(50,126)	-	-
Settlements	(2,305)	(455)	(11,542)	(50)	-	(14,352)	-	-
Transfers out of Level 3	(27,296)	-	(170,347)	-	-	(197,643)	-	-
Balance at December 31, 2010	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2010	$-	$(5)	$178	$(450)	$(5,963)	$(6,240)	$(3,855)	$(3,855)

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2012		2011		2010
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(6)	$-	$(7)	$-	$(8)	$-
FDIC loss share (expense)
income	(13,178)	(13,178)	(6,304)	(6,304)	(3,855)	(3,855)
Other service fees	(17,406)	8,130	(37,061)	(20,188)	(22,859)	(5,963)
Trading account (loss) profit	587	(475)	588	838	3,300	(277)
Other operating income	578	(169)	224	(76)	-	-
Total	$(29,425)	$(5,692)	$(42,560)	$(25,730)	$(23,422)	$(10,095)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair Value at			Weighted
	December 31,	Valuation	Unobservable	Average
(In thousands)	2012	Technique	Inputs	(Range)
Collateralized		Discounted	Weighted average life	2.3 years (0.2 - 5.1 years)
mortgage		cash flow	Yield	3.7% (0.6% - 4.7%)
obligations - trading	$2,499	model	Constant prepayment rate	27.8% (26.2% - 30.1%)
Other - trading		Discounted	Weighted average life	5.4	years
		cash flow	Yield	11.4%
	$1,136	model	Constant prepayment rate	10.8%
Mortgage servicing		Discounted	Prepayment speed	9.6% (4.3% - 26.0%)
rights		cash flow	Weighted average life	10.4 years (3.8 - 23.2 years)
	$154,430	model	Discount rate	12.0% (10.0 - 17.5%)
Contingent		Discounted	Credit loss rate on covered loans	20.3% (0.0% - 85.7%)
consideration		cash flow	Risk premium component
	$(112,002)	model	of discount rate	4.9%
Loans held-in-portfolio		External	Haircut applied on
	$10,445	Appraisal	external appraisals	17.6% (5.0% - 30.0%)
Loans held-for-sale		Discounted
		cash flow	Weighted average life	2.0	years
	$93,429[1]	model	Net loss rate	58.1%
Other real estate owned		External	Haircut applied on
	$56,567[2]	Appraisal	external appraisals	24.4% (5.0% - 40.0%)